LOSSES PER SHARE (Schedule of earnings per share basic and diluted from discontinued operations) (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 ¥ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Denominator:
Denominator used for income per share	430,011,263	430,011,263	428,586,305	418,911,292
Numerator:
Net income from discontinued operations attributable to ordinary shareholders | ¥			¥ 0	¥ 12,343
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic income per share	430,011,263	430,011,263	428,586,305	418,911,292
Denominator used for income per share	430,011,263	430,011,263	428,586,305	418,911,292
Class B Ordinary shares [Member]
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders used in calculating income per ordinary share-basic | ¥				¥ 1,997
Denominator:
Denominator used for income per share	847,093	847,093	33,229,132	74,400,299
Income per share from discontinued operations - basic | ¥ / shares				¥ 0.03
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders used in calculating loss per ordinary share- diluted | ¥				¥ 1,997
Net income from discontinued operations attributable to ordinary shareholders | ¥				¥ 1,997
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic income per share	847,093	847,093	33,229,132	74,400,299
Conversion of Class B to Class A ordinary shares	0	0
Denominator used for income per share	847,093	847,093	33,229,132	74,400,299
Losses per share from discontinued operations-diluted | ¥ / shares				¥ 0.03
Income from discontinued operations per ADS:
Income from discontinued operations per ADS - basic | (per share)	¥ 0	$ 0	¥ 0	0
Income from discontinued operations per ADS - diluted | (per share)	¥ 0	$ 0	¥ 0	¥ 0
Class A Ordinary shares [Member]
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders used in calculating income per ordinary share-basic | ¥				¥ 9,247
Denominator:
Denominator used for income per share	429,164,170	429,164,170	395,357,173	344,510,993
Income per share from discontinued operations - basic | ¥ / shares				¥ 0.03
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders used in calculating loss per ordinary share- diluted | ¥				¥ 9,247
Reallocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders as a result of conversion of Class B to Class A shares | ¥				1,997
Net income from discontinued operations attributable to ordinary shareholders | ¥				¥ 11,244
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic income per share	429,164,170	429,164,170	395,357,173	344,510,993
Conversion of Class B to Class A ordinary shares	847,093	847,093	33,229,132	74,400,299
Denominator used for income per share	430,011,263	430,011,263	428,586,305	418,911,292
Losses per share from discontinued operations-diluted | ¥ / shares				¥ 0.03
Income from discontinued operations per ADS:
Denominator used for income per ADS - basic	42,916,417	42,916,417	39,535,717	34,451,099
Denominator used for income per ADS - diluted	43,001,126	43,001,126	42,858,631	41,891,129
Income from discontinued operations per ADS - basic | (per share)	¥ 0	$ 0	¥ 0	¥ 0.27
Income from discontinued operations per ADS - diluted | (per share)	¥ 0	$ 0	¥ 0	¥ 0.27